Fair Value Measurements - Schedule of Warrant Liabilities, Change in Using Black Scholes to Monte Carlo Simulation Assumptions (Details) (10-K)	Mar. 31, 2020 Integer $ / shares	Mar. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Exercise Price	$ 5.00	$ 7.74	$ 0.75	$ 0.75
Stock price - subsidiary			$ 0.02	$ 0.22
Discount applied			0.00%	50.00%
Fair value of stock price			$ 0.00	$ 0.09
Fair value assumption, warrant Contractual term (years)		5 years
Number of subsidiary warrants outstanding | shares		142,118	48,904,037	48,904,037
Risk Free Interest Rate [Member]
Fair value of warrant liability, measurement input, percentage			1.62	2.49
Contractual Term (Years) [Member]
Fair value assumption, warrant Contractual term (years)			3 years 29 days	4 years 29 days
Expected Dividend Yield [Member]
Fair value of warrant liability, measurement input, percentage	0.00		0.00	0.00
Expected Volatility [Member]
Fair value of warrant liability, measurement input, percentage			83.7	86.5